Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs	9 Months Ended
Sep. 30, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	88,750
Number of RSUs, Granted | shares	584,670
Number of RSUs, Exercised | shares	(34,688)
Number of Shares, Forfeited | shares	(179,282)
Number of Shares, Unvested balance | shares	459,450
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 10.01
Weighted Average Grant Date Fair Value, Granted | $ / shares	1.09
Weighted Average Grant Date Fair Value, Exercised | $ / shares	7.08
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	4.05
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 0.95